Subsequent Events (Details Narrative)	Feb. 13, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Net proceeds | $	$ 12,000,000
IPO [Member]
Subsequent Event [Line Items]
Ordinary shares | shares	3,000,000
Par value per stock share	$ 0.001
Offering price	$ 4.00
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares | shares	3,000,000
Par value per stock share	$ 0.001
Offering price	$ 4.00
Gross proceeds | $	$ 12,000,000
Net proceeds | $	$ 10,600,000